Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial assets:
Current derivative assets	$ 5,084	$ 8,112
Non-current derivative assets	2,401	5,189
Financial liabilities:
Non-current derivative liabilities	1,317
Carrying Amount | Recurring
Financial assets:
Cash and cash equivalents	66,322	66,933
Financial liabilities:
Long-term debt, current and non-current	918,585	909,653
Carrying Amount | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	5,084	8,112
Non-current derivative assets	2,401	5,189
Financial liabilities:
Non-current derivative liabilities	(1,317)
Fair Value | Recurring
Financial assets:
Cash and cash equivalents	66,322	66,933
Financial liabilities:
Long-term debt, current and non-current	901,003	887,192
Fair Value | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	5,084	8,112
Non-current derivative assets	2,401	$ 5,189
Financial liabilities:
Non-current derivative liabilities	$ (1,317)